Intangible Assets (Details) - USD ($)		12 Months Ended
	May 04, 2023	Sep. 30, 2022
Intangible Assets [Abstract]
Legal fees	$ 90,000	$ 44,650
Amortization of intangible assets		8,931
Net carrying value		$ 35,719